Borrowings (Details) $ in Millions										1 Months Ended										12 Months Ended
	Jan. 10, 2023 CNY (¥)	Dec. 07, 2022 CNY (¥)	Dec. 02, 2022 CNY (¥)	Jul. 06, 2022	Dec. 02, 2021 CNY (¥)	Nov. 18, 2021 CNY (¥)	Aug. 23, 2021 CNY (¥)	Nov. 18, 2020 CNY (¥)	Nov. 13, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 24, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	May 19, 2022 CNY (¥)	May 18, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jul. 30, 2021 CNY (¥)	Jun. 29, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2023 USD ($)	Jul. 31, 2021 CNY (¥)	Jul. 19, 2021 CNY (¥)
Borrowings (Details) [Line Items]
Working capital						¥ 22,000,000
Interest rate		3.75%				5.5%
Installment payment																				¥ 1,000,000
Outstanding loan balance, current																				1,820,000	¥ 1.58
Non-current liabilities																				6,440,000	5,530,000
Current liabilities																				245,700,000	163,100,000	$ 35.8
China Resources Bank of Zhuhai Co., Ltd. [Member]
Borrowings (Details) [Line Items]
Borrowing amount									¥ 22,000,000	¥ 2,000,000	¥ 22,000,000
Date description									two-year
Working capital					¥ 2,000,000			¥ 22,000,000
Interest rate					8.0%			5.5%		8.0%	5.5%
TCL Factoring [Member]
Borrowings (Details) [Line Items]
Borrowing amount																			¥ 20,000,000
TCL Factoring [Member] | UTime GZ [Member]
Borrowings (Details) [Line Items]
Factoring agreement amount																				7,800,000	4,980,000
TCL Factoring [Member] | Minimum [Member]
Borrowings (Details) [Line Items]
Interest rate																			8.0%
TCL Factoring [Member] | Maximum [Member]
Borrowings (Details) [Line Items]
Interest rate																			9.0%
Bank of Communications [Member]
Borrowings (Details) [Line Items]
Borrowing amount																							¥ 10,000,000
Working capital																								¥ 3,000,000
Interest rate				4.6%
Baosheng County Bank [Member]
Borrowings (Details) [Line Items]
Borrowing amount												¥ 3,000,000
Date description							September 2021 to August 2022,									July 28, 2021 to July 28, 2022
Working capital							¥ 3,000,000
Interest rate							8.0%					8.0%
Credit facility amount																¥ 3,000,000
Monthly installment							¥ 100,000
Installment payment												¥ 100,000
PingAn Bank Co., Ltd [Member]
Borrowings (Details) [Line Items]
Borrowing amount															¥ 2,000,000
Interest rate															12.96%
Term in years															3 years
Balance loan amount																				2,000,000
Shenzhen Nanshan Baosheng County Bank Co., Ltd [Member]
Borrowings (Details) [Line Items]
Credit facility												¥ 3,000,000
WeBank Co., Ltd. [Member]
Borrowings (Details) [Line Items]
Borrowing amount														¥ 3
Interest rate													9.45%	11.34%
Balance loan amount																				1,700,000
Credit facility													¥ 1,990,000
Mr Bao [Member]
Borrowings (Details) [Line Items]
Interest rate													9%
Balance loan amount																				6,400,000	7,000,000
Credit facility													¥ 1,000,000
Installment payment																				1,990,000
China CITIC Bank [Member]
Borrowings (Details) [Line Items]
Borrowing amount	¥ 3
Interest rate	4.35%
Industrial and Commercial Bank of China (“ICBC”) Loan [Member]
Borrowings (Details) [Line Items]
Borrowing amount		¥ 5	¥ 5
Interest rate			3.75%
Shenzhen Rural Commercial Bank [Member]
Borrowings (Details) [Line Items]
Outstanding loan balance, current																				840,000	560,000
Shenzhen Rural Commercial Bank [Member] | Minimum [Member]
Borrowings (Details) [Line Items]
Borrowing amount																		¥ 7,000,000
Monthly installment																		¥ 70,000.00
Term in years																		3 years
Current liabilities																					240,000
Shenzhen Rural Commercial Bank [Member] | Maximum [Member]
Borrowings (Details) [Line Items]
Borrowing amount																	¥ 2,000,000
Interest rate																		4.5%
Monthly installment																	¥ 20,000.00
Term in years																	3 years
Shenzhen Rural Commercial Bank Loan One [Member] | Minimum [Member]
Borrowings (Details) [Line Items]
Non-current liabilities																				1,820,000	¥ 1,580,000
Current liabilities																				¥ 240,000